Investments in unconsolidated affiliated companies (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Results of Operations of unconsolidated affiliated companies
Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:
	Years ended December 31,
(Millions of dollars)	2012	2011	2010
Results of Operations:
Sales	$1,084	$966	$812
Cost of sales	872	797	627
Gross profit	$212	$169	$185

Profit (loss)	$28	$(46)	$(36)

Financial Position of unconsolidated affiliated companies

Financial Position of unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2012	2011	2010
Financial Position:
Assets:
Current assets	$715	$345	$414
Property, plant and equipment–net	529	200	196
Other assets	616	9	39
	1,860	554	649
Liabilities:
Current liabilities	443	220	274
Long-term debt due after one year	708	72	72
Other liabilities	170	17	40
	1,321	309	386
Equity	$539	$245	$263

Caterpillar's investments in unconsolidated affiliated companies

Caterpillar’s investments in unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2012	2011	2010
Investments in equity method companies	$256	$111	$135
Plus: Investments in cost method companies	16	22	29
Total investments in unconsolidated affiliated companies	$272	$133	$164